LETTER TO THE SHAREHOLDERS OF J.P. MORGAN U.S. SMALL COMPANY FUND

January 4, 1999

Dear Shareholder:

The six months ended November 30, 1998, were difficult for small-company stocks. The Russell 2000 Index returned -12.35% for the period. J.P. Morgan U.S. Small Company Fund underperformed its benchmark, returning -15.90% for the period. The fund also underperformed its peers, as measured by the Lipper Small Company Fund Average, which returned -12.50%.

The fund's net asset value declined from $27.68 per share on May 31, 1998, to $23.24 per share at the end of the reporting period, after making distributions of approximately $0.04 per share from ordinary income. There were no distributions from short- and long-term capital gains. The fund's net assets decreased from approximately $261.8 million on May 31, 1998, to approximately $201.4 million at the end of the reporting period. The net assets of The U.S. Small Company Portfolio, in which the fund invests, totaled approximately $539.6 million on November 30, 1998.

The report that follows includes an interview with Stephen J. Rich, a member of the portfolio management team for The U.S. Small Company Portfolio. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . . .1     FUND FACTS AND HIGHLIGHTS. . . . . 6

FUND PERFORMANCE . . . . . . . . . .2     FINANCIAL STATEMENTS . . . . . . . 8

PORTFOLIO MANAGER Q&A. . . . . . . .3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                           TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                      -------------------     -------------------------------------------
                                      THREE        SIX          ONE         THREE        FIVE        TEN
AS OF NOVEMBER 30, 1998               MONTHS      MONTHS        YEAR        YEARS       YEARS       YEARS
---------------------------------------------------------     -------------------------------------------
J.P. Morgan U.S. Small Company Fund    15.39%     -15.90%     -10.67%      10.05%      10.82%      13.17%
Russell 2000 Index                     18.10%     -12.35%      -6.62%      10.32%      11.27%      12.68%
Lipper Small Company Fund Average      17.24%     -12.50%      -6.77%      10.15%      12.15%      14.61%

AS OF SEPTEMBER 30, 1998
---------------------------------------------------------     -------------------------------------------
J.P. Morgan U.S. Small Company Fund   -21.59%     -26.96%     -20.45%       7.49%       8.85%      11.76%
Russell 2000 Index                    -20.15%     -23.87%     -19.02%       6.86%       9.10%      11.15%
Lipper Small Company Fund Average     -21.52%     -24.85%     -20.60%       6.45%       9.40%      13.02%




THE RUSSELL 2000 IS AN UNMANAGED INDEX USED TO MEASURE THE AVERAGE STOCK PERFORMANCE OF U.S. SMALL-CAP STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with STEPHEN J. RICH, a member of the portfolio management team for The U.S. Small Company Portfolio. Steve joined Morgan in 1991, and has held positions in Morgan's structured equity and balanced/equity groups. He was educated at Princeton University, and is currently pursuing a Masters degree in Business Administration at New York University. This interview took place on December 18, 1998, and reflects Steve's views on that date.

HOW DID THE SMALL-CAP MARKET PERFORM DURING THE SIX MONTHS ENDED
NOVEMBER 30, 1998?

SJR: It was a difficult period for small-cap stocks. The Russell 2000 Index declined 12.35% from May 31, 1998, through November 30, 1998. Much of the decline occurred from June through August, with the most intense selloff during August. Small caps lagged large caps considerably, for a couple of reasons.

First, uncertainties in global markets - from Russia, to South America, to Southeast Asia - caused a flight to quality. Investors saw U.S. large-cap stocks as a more liquid and stable haven for their money than small-cap stocks. The largest most well-known names benefited from the crisis in the world markets, and the smaller names were punished.

Tax-loss selling was another factor hindering small stocks relative to large caps. Unless December is an extremely strong month, 1998 will mark the first calendar year since 1994 that small caps, as measured by the Russell 2000 Index, will post a loss. Investors have been taking advantage of these small-cap losses, selling their declining small stocks in order to offset capital gains in many large-cap stocks. Through this period, the tax-loss selling most likely exacerbated the declines in small stocks, making it even tougher for the Russell 2000 to keep up with the S&P 500.

However, since reaching a low on October 8, 1998, small-cap stocks have recovered considerably - especially relative to large-caps. From October 8 to November 30, the Russell 2000 has gained 28%, outperforming the S&P 500 by 6.4%. The rally was stimulated by four events: the Federal Reserve's interest rate cuts, perceived cheap valuations, solid earnings prospects for small companies, and seasonal buying patterns.

HOW DID J.P. MORGAN U.S. SMALL COMPANY FUND PERFORM DURING THE PERIOD?

SJR: For the six months ended November 30, 1998, the fund declined 15.90%, underperforming the Russell 2000 Index, which lost 12.35%, and its peers, as measured by the Lipper Small Company Fund Average, which was down 12.50% for the period.

The fund suffered - along with all small-cap funds - from the indiscriminate selling of small stocks. In this volatile market, investors fled to quality, buying the larger, more liquid names and selling small stocks without regard to fundamental valuations.

WHICH STOCKS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

SJR: Two stocks that helped the portfolio over this time period were companies with pending mergers that were taken out of the market for cash. The portfolio benefited from the current trend of large companies buying small companies. DeKalb Genetics Corp., an agricultural genetics and biotechnology firm that we had held for several years, was acquired by Monsanto Chemicals during the period. Lifeline Systems, Inc., a consumer services company that provides home care monitoring, is being bought by Protection One for $29.74 per share. Before the merger was confirmed, the stock was trading at $22 per share.

We also earned good returns from D.R. Horton, the largest single-family home builder in the U.S. The robust U.S. economy, rising incomes, low mortgage rates, and unseasonably warm weather all contributed to the success of the housing sector in general, and D.R. Horton in particular. We held the stock because we had confidence that its decentralized operating structure, purchasing efficiencies, and tight cost controls made it a good investment choice. Toward the end of the six months, however, the stock began to look overvalued relative to other stocks in the consumer cyclical sector. This, combined with our concerns about future slowing in the housing market, led us to reduce our position in D.R. Horton.

WHICH STOCKS HAMPERED THE PORTFOLIO'S PERFORMANCE?

SJR: Capital Re, a municipal reinsurer and one of the portfolio's largest holdings, declined nearly 50% during the period. Wall Street began to perceive that the company was expanding into riskier areas that weren't included in its business model. The company also suffered from the bankruptcy filing of one of the municipalities it underwrote. In addition, Cap Re took a charge relating to its relationship with MBNA. It may not see increased business going forward, therefore we've been reducing our position in the stock for some time.

Garden Ridge, a home decor retailer, plunged 55% in the period following a string of negative announcements. The company reported lower-than-expected second quarter earnings, attributing the shortfall to reduced customer traffic and inventory disruptions caused by the installation of a new merchandise and replenishment system during the quarter. Following a recent meeting with management, we are concerned with Garden Ridge's ability to regain significant levels of sales growth and renew investor confidence. As a result we have started to reduce the position in the portfolio.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

SJR: If the markets of recent months have taught us anything, it is that it's impossible to predict the near-term direction of stock prices. That said, there are several factors that make us optimistic about the outlook for small-cap stocks. The relative valuation of small caps to large caps is the best it's been in years. Although small caps have recovered from their third-quarter downturn, their price-to-earnings ratios are still at a discount to those of large caps - a condition which doesn't exist very often.

Past history has shown that small caps, when battered for a prolonged period, recover and outpace large caps. This was certainly the case after the 1989-90 bear market in small-cap stocks. This year marks the fifth consecutive year of small caps underperforming large caps. We view small companies as attractive at current prices.

Further, the tax-loss selling that has held small caps back this season should come to an end. We are entering a seasonally strong period for these stocks. In addition, the market for initial public offerings appears to be gearing up once more.

In spite of the sunny valuation picture, however, troubles still loom that could affect the small-cap market. Slowing world economies, especially in Southeast Asia, Russia, Japan, and Brazil, are cause for concern. The impeachment struggle in the U.S. is another potential damper for the market. We continue to purchase small cap stocks that offer attractive growth rates at reasonable prices, but we are keeping an eye on the larger macroeconomic picture as well.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan U.S. Small Company Fund seeks to provide a high total return from a portfolio of equity securities of small companies. The fund seeks to outperform the Russell 2000 Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.


--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
6/27/85

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/98
$201,366,223

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/98
$539,567,176

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/18/98

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current annualized expense ratio of 1.03% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1998

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

FINANCE                                 23.9%

TECHNOLOGY                              19.3%

CONSUMER GOODS & SERVICES               10.5%

HEALTH CARE                             10.3%

BASIC INDUSTRIES                         8.8%

INDUSTRIAL PRODUCTS & SERVICES           8.4%

UTILITIES                                6.7%

TELECOMMUNICATIONS                       2.7%

ENERGY                                   2.5%

SHORT-TERM & OTHER                       6.9%

LARGEST EQUITY HOLDINGS                                % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
RENAISSANCERE HOLDINGS, LTD. (FINANCE)                                   1.8%
MUELLER INDUSTRIES, INC. (BASIC INDUSTRIES)                              1.7%
COMMERCIAL METALS CO. (BASIC INDUSTRIES)                                 1.6%
VENTANA MEDICAL SYSTEMS, INC. (HEALTH CARE)                              1.3%
CAPITAL RE CORP. (FINANCE)                                               1.3%
BANK UNITED CORP., CLASS A (FINANCE)                                     1.2%
D.R. HORTON, INC. (INDUSTRIAL PRODUCTS & SERVICES)                       1.2%
ORBITAL SCIENCES CORP. (TECHNOLOGY)                                      1.2%
CLECO CORP. (UTILITIES)                                                  1.2%
WICOR, INC. (UTILITIES)                                                  1.1%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective). Historically, small-company stocks have been more volatile than large-company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN U.S. SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company Portfolio
  ("Portfolio"), at value                          $ 200,815,039
Receivable for Shares of Beneficial Interest Sold      1,642,166
Prepaid Trustees' Fees                                       807
Prepaid Expenses and Other Assets                          9,664
                                                   -------------
    Total Assets                                     202,467,676
                                                   -------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                             1,018,549
Shareholder Servicing Fee Payable                         41,010
Administrative Services Fee Payable                        4,564
Fund Services Fee Payable                                    187
Administration Fee Payable                                   786
Accrued Expenses                                          36,357
                                                   -------------
    Total Liabilities                                  1,101,453
                                                   -------------
NET ASSETS
Applicable to 8,664,349 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $ 201,366,223
                                                   -------------
                                                   -------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $23.24
                                                           -----
                                                           -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $ 199,901,465
Undistributed Net Investment Income                      222,063
Accumulated Net Realized Gain on Investment            3,753,122
Net Unrealized Depreciation of Investment             (2,510,427)
                                                   -------------
    Net Assets                                     $ 201,366,223
                                                   -------------
                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income                                      $   1,423,890
Allocated Interest Income                                            222,644
Allocated Portfolio Expenses                                        (755,332)
                                                               -------------
    Net Investment Income Allocated from
      Portfolio                                                      891,202
FUND EXPENSES
Shareholder Servicing Fee                          $ 273,238
Administrative Services Fee                           30,981
Transfer Agent Fees                                   29,551
Printing Expenses                                      7,503
Registration Fees                                      7,481
Professional Fees                                      7,109
Fund Services Fee                                      3,030
Administration Fee                                     2,176
Trustees' Fees and Expenses                            1,494
Insurance Expense                                        784
Miscellaneous                                          7,246
                                                   ---------
    Total Fund Expenses                                              370,593
                                                               -------------
NET INVESTMENT INCOME                                                520,609
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                      (19,036,497)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                            (25,196,836)
                                                               -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ (43,712,724)
                                                               -------------
                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED       FOR THE
                                                   NOVEMBER 30,       FISCAL
                                                       1998         YEAR ENDED
                                                    (UNAUDITED)    MAY 31, 1998
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     520,609   $   1,022,861
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                     (19,036,497)     61,222,260
Net Change in Unrealized Depreciation of
  Investment Allocated from Portfolio                (25,196,836)     (8,412,093)
                                                   -------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      (43,712,724)     53,833,028
                                                   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (376,473)     (1,260,636)
Net Realized Gain                                             --     (36,242,647)
                                                   -------------   -------------
    Total Distributions to Shareholders                 (376,473)    (37,503,283)
                                                   -------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      37,716,405      55,262,754
Reinvestment of Dividends and Distributions              291,423      27,700,048
Cost of Shares of Beneficial Interest Redeemed       (54,356,065)    (75,473,543)
                                                   -------------   -------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                  (16,348,237)      7,489,259
                                                   -------------   -------------
    Total Increase (Decrease) in Net Assets          (60,437,434)     23,819,004
NET ASSETS
Beginning of Period                                  261,803,657     237,984,653
                                                   -------------   -------------
End of Period (including undistributed net
  investment income of $222,063 and $77,927,
  respectively)                                    $ 201,366,223   $ 261,803,657
                                                   -------------   -------------
                                                   -------------   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                        FOR THE
                                                   SIX MONTHS ENDED             FOR THE FISCAL YEAR ENDED MAY 31,
                                                   NOVEMBER 30, 1998   ----------------------------------------------------
                                                      (UNAUDITED)        1998       1997       1996       1995       1994
                                                   -----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD               $          27.68    $  26.04   $  26.20   $  22.02   $  21.40   $  25.12
                                                   -----------------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.06        0.11       0.18       0.26       0.22       0.20
Net Realized and Unrealized Gain (Loss) on
  Investment                                                  (4.46)       5.58       2.00       6.96       2.13       0.19
                                                   -----------------   --------   --------   --------   --------   --------
Total from Investment Operations                              (4.40)       5.69       2.18       7.22       2.35       0.39
                                                   -----------------   --------   --------   --------   --------   --------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (0.04)      (0.14)     (0.21)     (0.26)     (0.21)     (0.09)
Net Realized Gain                                                --       (3.91)     (2.13)     (2.78)     (1.52)     (4.02)
                                                   -----------------   --------   --------   --------   --------   --------
Total Distributions to Shareholders                           (0.04)      (4.05)     (2.34)     (3.04)     (1.73)     (4.11)
                                                   -----------------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF PERIOD                     $          23.24    $  27.68   $  26.04   $  26.20   $  22.02   $  21.40
                                                   -----------------   --------   --------   --------   --------   --------
                                                   -----------------   --------   --------   --------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 (15.90%)     23.37%      9.49%     35.48%     12.28%      1.14%
Net Assets, End of Period (in thousands)           $        201,366    $261,804   $237,985   $220,917   $179,130   $204,445
Ratios to Average Net Assets
  Net Expenses                                                 1.03%(a)     0.97%     0.90%      0.90%      0.90%      0.90%
  Net Investment Income                                        0.48%(a)     0.39%     0.71%      1.10%      1.02%      0.75%
  Expenses without Reimbursement                                 --        1.03%      1.03%      1.03%      1.12%      1.10%
  Portfolio Turnover                                             --          --         --         --         --         14%*

------------------------
(a) Annualized.

* 1994 Portfolio Turnover reflects the period June 1, 1993 to July 18, 1993. After July 18, 1993, all the fund's investable assets were invested in The U.S. Small Company Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan U.S. Small Company Fund (the "fund"), is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund, prior to its tax-free reorganization on July 18, 1993 to a series of the trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co., Inc. ("J.P. Morgan"). This report includes periods which preceded the fund's reorganization and reflects the operations of the predecessor entity.

The fund invests all of its investable assets in The U.S. Small Company Portfolio (the "portfolio"), a no load, diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (37% at November 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income are declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $2,176.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $30,981.

      In addition, J.P. Morgan had agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.01% of the average daily net assets of the fund through June 30, 1998. The reimbursement arrangement was terminated at July 1, 1998. For the six months ended November 30, 1998, there was no reimbursement for the fund.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended November 30, 1998, the fee for these services amounted to $273,238.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,030 for the six months ended November 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   NOVEMBER 30, 1998     YEAR ENDED
                                                      (UNAUDITED)       MAY 31, 1998
                                                   -----------------   --------------
Shares of beneficial interest sold...............         1,574,638         1,988,341
Reinvestment of dividends and distributions......            12,107         1,058,956
Shares of beneficial interest redeemed...........        (2,381,943)       (2,727,588)
                                                   -----------------   --------------
Net Increase (Decrease)..........................          (795,198)          319,709
                                                   -----------------   --------------
                                                   -----------------   --------------

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum borrowing under the Agreement was $100,000,000. The Agreement expired on May 27, 1998, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 26, 1999. The maximum borrowing under the new Agreement is $150,000,000. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. The fund has not borrowed pursuant to the Agreement as of November 30, 1998.

J.P. MORGAN U.S. SMALL COMPANY FUND
SUPPLEMENTAL PROXY INFORMATION
--------------------------------------------------------------------------------

A Joint Special Meeting of Shareholders of the J.P. Morgan Family of Funds was held on August 20, 1998. Each of the applicable funds voted in favor of adopting the following proposals, therefore, the results are aggregated for the trust unless otherwise specified. The meeting was held for the following purposes:

1. To elect a slate of five trustees to hold office for a term of unlimited duration subject to the current retirement age of 70.

2a.To approve the amendment of the fund's investment restriction relating to diversification of assets.

2b.To approve the amendment of the fund's investment restriction relating to concentration of assets in a particular industry.

2c.To approve the amendment of the fund's investment restriction relating to the issuance of senior securities.

2d.To standardize the borrowing ability of the fund to the extent permitted by applicable law.

2e.To approve the amendment of the fund's investment restriction relating to underwriting.

2f.To approve the amendment of the fund's investment restriction relating to investment in real estate.

2g.To approve the amendment of the fund's investment restriction relating to commodities.

2h.To approve the amendment of the fund's investment restriction relating to lending.

2i.To approve the reclassification of the fund's other fundamental restrictions as nonfundamental.

3. To approve the reclassification of the fund's investment objective from fundamental to nonfundamental.

4. To approve a new investment advisory agreement of the fund.

5. To amend the Declaration of Trust to provide dollar-based voting rights.

6. To ratify the selection of independent accountants, PricewaterhouseCoopers
   LLP.

The results of the proxy solicitation on the above matters were as follows:

DIRECTORS/MATTER                                     VOTES FOR     VOTES AGAINST   ABSTENTIONS
-------------------------------------------------  -------------   -------------   -----------
1. Frederick S. Addy.............................  2,692,335,831      18,884,648       N/A
  William G. Burns...............................  2,692,395,937      18,824,542       N/A
  Arthur C. Eschenlauer..........................  2,691,798,990      19,421,489       N/A
  Matthew Healey.................................  2,692,393,425      18,827,054       N/A
  Michael P. Mallardi............................  2,692,488,290      18,732,189       N/A
2. Amending of Investment Restrictions:
  a. Relating to diversification of assets.......      4,164,687         137,890       812,079
  b. Relating to concentration of assets.........      4,161,177         141,805       811,674
  c. Relating to issuance of senior securities...      4,161,477         140,452       812,727
  d. Relating to borrowing.......................      4,155,258         145,994       813,404
  e. Relating to underwriting....................      4,165,100         137,437       812,119
  f. Relating to investment in real estate.......      4,158,550         143,921       812,185
  g. Relating to commodities.....................      4,158,614         143,857       812,185
  h. Relating to lending.........................      4,108,417         193,187       813,052
  i.Reclassification of other restrictions as
      nonfundamental.............................      4,162,599         139,556       812,501
3. Reclassification of investment objectives.....      4,145,767         147,409       821,482
4. Investment advisory agreement.................      4,473,634         137,577       836,363
5. Dollar-based voting rights....................  2,645,059,081      16,807,551    47,376,755
6.Independent accountants,
    PricewaterhouseCoopers LLP...................  2,682,031,391       4,303,418    24,885,671

The U.S. Small Company Portfolio
Semi-Annual Report November 30, 1998
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan U.S. Small Company Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMON STOCKS (95.1%)
BASIC INDUSTRIES (8.7%)
CHEMICALS (2.7%)
Albemarle Corp...................................       261,400   $   4,868,575
Bush Boake Allen, Inc.+..........................       119,500       4,077,937
General Chemical Group, Inc......................        46,100         783,700
Geon Co..........................................       185,900       4,136,275
Minerals Technologies, Inc.......................        20,200         886,275
                                                                  -------------
                                                                     14,752,762
                                                                  -------------

FOREST PRODUCTS & PAPER (1.6%)
Caraustar Industries, Inc........................       190,700       5,083,347
Universal Forest Products, Inc...................       177,300       3,468,431
                                                                  -------------
                                                                      8,551,778
                                                                  -------------
METALS & MINING (4.4%)
Commercial Metals Co.............................       336,900       8,527,781
Mueller Industries, Inc.+........................       390,200       8,901,437
Schnitzer Steel Industries, Inc., Class A........       127,700       2,354,469
Steel Technologies, Inc..........................       250,100       2,071,141
USEC, Inc........................................       145,200       1,969,275
                                                                  -------------
                                                                     23,824,103
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                    47,128,643
                                                                  -------------

CONSUMER GOODS & SERVICES (10.5%)
APPARELS & TEXTILES (0.3%)
Ashworth, Inc.+..................................        71,000         408,250
Genesco, Inc.+...................................        16,400          91,225
Interface, Inc...................................        74,200         925,181
                                                                  -------------
                                                                      1,424,656
                                                                  -------------

AUTOMOTIVE (0.8%)
Amcast Industrial Corp...........................        94,200       1,654,387
Sonic Automotive, Inc.+..........................        99,700       2,685,669
                                                                  -------------
                                                                      4,340,056
                                                                  -------------

BROADCASTING & PUBLISHING (1.3%)
Banta Corp.......................................        71,400       1,892,100
Emmis Broadcasting Corp., Class A+...............        43,600       1,496,025

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BROADCASTING & PUBLISHING (CONTINUED)
HA-LO Industries, Inc.+..........................       103,000   $   3,289,562
Journal Register Co.+............................        29,800         482,387
                                                                  -------------
                                                                      7,160,074
                                                                  -------------

EDUCATION (1.0%)
Education Management Corp.+......................        68,300       3,116,187
ITT Educational Services, Inc.+..................        71,300       2,343,987
                                                                  -------------
                                                                      5,460,174
                                                                  -------------

ENTERTAINMENT, LEISURE & MEDIA (1.4%)
Cinar Films Inc., Class B+.......................        82,200       1,839,225
Imax Corp.+......................................       122,100       3,334,856
MGM Grand, Inc.+.................................        37,900         973,556
Steiner Leisure Ltd.+(i).........................        59,625       1,494,352
                                                                  -------------
                                                                      7,641,989
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.8%)
American Italian Pasta Co., Class A+.............        63,900       1,613,475
Beringer Wine Estates Holdings, Inc., Class B+...        45,700       1,669,478
Coors (Adolph) Co................................        21,800       1,085,231
                                                                  -------------
                                                                      4,368,184
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.8%)
Bush Industries, Inc., Class A...................       193,800       3,173,475
Stanley Furniture Co., Inc.+.....................        59,900       1,014,556
                                                                  -------------
                                                                      4,188,031
                                                                  -------------

RESTAURANTS & HOTELS (0.9%)
CEC Entertainment, Inc.+.........................        56,500       1,673,812
Extended Stay America, Inc.+.....................       117,800       1,178,000
MeriStar Hotels & Resorts, Inc.+.................        21,679          58,262
Papa John's International, Inc.+.................        40,400       1,695,537
                                                                  -------------
                                                                      4,605,611
                                                                  -------------

RETAIL (3.2%)
Central Garden & Pet Co.+........................        72,100       1,160,359
Columbia Sportwear Co.+..........................        28,100         622,591
Fingerhut Companies, Inc.........................       121,000       1,346,125
Garden Ridge Corp.+..............................       300,700       2,330,425
Lithia Motors, Inc., Class A+....................       124,000       2,135,125
O'Reilly Automotive, Inc.+.......................        16,000         725,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
PETsMART, Inc.+..................................       162,900   $   1,399,922
School Specialty, Inc.+..........................        24,800         420,050
ShopKo Stores, Inc.+.............................       116,400       3,753,900
Steven Madden Ltd.+(i)...........................        10,700          70,887
Urban Outfitters, Inc.+..........................       214,800       3,027,337
                                                                  -------------
                                                                     16,992,221
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    56,180,996
                                                                  -------------

ENERGY (2.5%)
GAS EXPLORATION (1.5%)
Devon Energy Corp................................        95,400       3,142,237
Newfield Exploration Co.+........................       122,000       2,379,000
Patterson Energy, Inc.+..........................        25,600         119,200
St. Mary Land & Exploration Co...................        67,600       1,282,287
Tesoro Petroleum Corp.+..........................        91,400       1,216,762
                                                                  -------------
                                                                      8,139,486
                                                                  -------------

OIL-PRODUCTION (0.4%)
Plains Resources, Inc.+..........................        53,600         951,400
Vintage Petroleum, Inc...........................       134,500       1,387,031
                                                                  -------------
                                                                      2,338,431
                                                                  -------------

OIL-SERVICES (0.6%)
Input/Output, Inc.+..............................       150,000       1,228,125
National-Oilwell, Inc.+..........................        93,500         923,312
Smith International, Inc.+.......................        42,400       1,022,900
                                                                  -------------
                                                                      3,174,337
                                                                  -------------
  TOTAL ENERGY...................................                    13,652,254
                                                                  -------------
FINANCE (24.0%)
BANKING (9.6%)
BancorpSouth, Inc................................        31,200         596,700
Bank of Commerce.................................        86,400       1,271,700
Bank United Corp., Class A.......................       150,900       6,649,031
Banknorth Group, Inc.............................       158,300       5,263,475
Colonial BancGroup, Inc..........................       278,800       3,450,150
Commercial Federal Corp..........................        91,049       2,088,436
Community First Bankshares, Inc..................       149,000       3,203,500
FirstFed Financial Corp.+........................       226,800       4,025,700
Flagstar Bancorp, Inc............................       139,700       3,392,091
GBC Bancorp......................................        96,100       2,384,481
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Hamilton Bancorp, Inc.+..........................        32,400   $     833,287
HUBCO, Inc.......................................       122,240       3,304,300
Irwin Financial Corp.............................        29,300         844,206
National Commerce Bancorporation.................       277,100       5,022,437
Prime Bancshares, Inc.+..........................        60,400       1,045,675
Republic Banking Corp. of Florida................        86,000         954,062
Southwest Bancorporation of Texas, Inc.+.........        47,500         853,516
Summit Bancshares, Inc...........................        28,400         553,800
Sun Bancorp, Inc.+...............................        26,972         544,497
TeleBanc Financial Corp.+........................        48,800       1,096,475
Trustco Bank Corp................................        80,729       2,270,499
Westamerica Bancorporation.......................        45,500       1,638,000
                                                                  -------------
                                                                     51,286,018
                                                                  -------------

FINANCIAL SERVICES (2.5%)
Allied Capital Corp..............................        58,500       1,054,828
Amresco, Inc.+...................................       118,600         869,116
ARM Financial Group, Inc.........................        80,100       1,722,150
Hanover Capital Mortgage Holdings, Inc...........           700           3,412
Heller Financial, Inc............................        37,800         989,887
Investors Financial Services Corp................        14,500         835,562
Litchfield Financial Corp........................       141,840       2,544,255
Ocwen Financial Corp.+...........................        37,800         491,400
Waddell & Reed Financial, Inc., Class A..........        49,800       1,188,975
Willis Lease Finance Corp.+......................       189,400       3,586,763
                                                                  -------------
                                                                     13,286,348
                                                                  -------------

INSURANCE (3.7%)
Annuity and Life Re (Holdings) Ltd.(i)...........        99,000       2,521,406
Capital Re Corp..................................       362,900       7,167,275
MONY Group, Inc.+................................        13,400         414,563
RenaissanceRe Holdings Ltd.(i)...................       259,100       9,845,800
                                                                  -------------
                                                                     19,949,044
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (8.2%)
Arden Realty Group, Inc..........................       129,400       2,976,200
Burnham Pacific Properties, Inc..................       245,200       3,156,950
Camden Property Trust............................       101,574       2,609,182

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
CBL & Associates Properties, Inc.................        73,900   $   1,856,738
Charles E. Smith Residential Realty, Inc.........        35,700       1,055,381
Cousins Properties, Inc..........................       126,700       3,911,863
ElderTrust.......................................        43,000         516,000
Federal Realty Investment Trust..................         8,400         201,075
LaSalle Hotel Properties.........................        65,200         876,125
Macerich Co......................................        76,100       2,026,163
Manufactured Home Communities, Inc...............       119,300       2,922,850
Meristar Hospitality Corp........................       172,476       3,352,502
Mills Corp.......................................       205,800       4,411,838
National Golf Properties, Inc....................        81,700       2,359,088
Post Properties, Inc.............................       151,500       5,794,875
Tower Realty Trust, Inc..........................        85,400       1,606,588
Weeks Corp.......................................       148,900       4,262,263
                                                                  -------------
                                                                     43,895,681
                                                                  -------------
  TOTAL FINANCE..................................                   128,417,091
                                                                  -------------

HEALTHCARE (10.3%)
BIOTECHNOLOGY (3.6%)
Applied Analytical Industries, Inc.+.............       161,600       2,929,000
Human Genome Sciences, Inc.+.....................       170,500       5,392,063
IDEC Pharmaceuticals Corp.+......................        78,600       2,647,838
Incyte Pharmaceuticals, Inc......................        78,400       2,459,800
Millennium Pharmaceuticals, Inc.+................        96,200       1,954,063
SangStat Medical Corp.+..........................       174,000       4,176,000
                                                                  -------------
                                                                     19,558,764
                                                                  -------------

HEALTH SERVICES (3.0%)
Alternative Living Services, Inc.+...............       104,429       2,806,529
IDX Systems Corp.+...............................        19,000         784,344
Lifeline Systems, Inc.+..........................        22,100         571,838
Mariner Post-Acute Network, Inc.+................       131,400         566,663
Monarch Dental Corp.+............................        96,500       1,085,625
Pediatrix Medical Group, Inc.+...................        63,400       3,403,788
ProMedCo Management Co.+.........................        40,000         210,000
Renal Care Group, Inc.+..........................       104,600       2,820,931
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HEALTH SERVICES (CONTINUED)
Sierra Health Services, Inc.+....................       112,200   $   2,566,575
Sunrise Assisted Living, Inc.+...................        28,700       1,238,584
                                                                  -------------
                                                                     16,054,877
                                                                  -------------

MEDICAL SUPPLIES (2.9%)
CONMED Corp.+....................................        60,200       1,640,450
Endocardial Solutions, Inc.+.....................        73,600         487,600
Focal, Inc.+.....................................        67,700         564,872
Kensey Nash Corp.+...............................       215,400       1,925,138
Medtronic, Inc...................................             1              68
ResMed, Inc.+....................................        36,800       1,253,500
Sola International, Inc.+........................       130,600       2,073,275
Ventana Medical Systems, Inc.+...................       330,900       7,186,734
Vital Signs, Inc.................................        30,700         519,981
                                                                  -------------
                                                                     15,651,618
                                                                  -------------

PHARMACEUTICALS (0.8%)
Kos Pharmaceuticals, Inc.+.......................       160,900       1,156,469
Ligand Pharmaceuticals, Class B+.................       239,800       2,405,494
U.S. Bioscience, Inc.+...........................        79,100         598,194
                                                                  -------------
                                                                      4,160,157
                                                                  -------------
  TOTAL HEALTHCARE...............................                    55,425,416
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (8.5%)
BUILDING MATERIALS (0.7%)
Comfort Systems USA, Inc.+.......................        80,800       1,515,000
Service Experts, Inc.+...........................        77,600       2,298,900
                                                                  -------------
                                                                      3,813,900
                                                                  -------------

CAPITAL GOODS (3.2%)
ABC Rail Products Corp.+.........................        77,200         969,825
Applied Power, Inc., Class A.....................        54,400       1,938,000
IDEX Corp........................................       160,800       4,351,650
MagneTek, Inc.+..................................       257,200       2,925,650
Modine Manufacturing Co..........................        91,900       3,351,478
Shaw Group, Inc.+................................       117,900       1,046,363
Wabash National Corp.............................       137,500       2,578,125
                                                                  -------------
                                                                     17,161,091
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMMERCIAL SERVICES (0.8%)
Pinkertons, Inc.+................................       110,700   $   2,214,000
Source Information Management Co.+...............        39,100         289,584
Wackenhut Corrections Corp.+.....................        60,000       1,620,000
                                                                  -------------
                                                                      4,123,584
                                                                  -------------

CONSTRUCTION & HOUSING (1.2%)
D.R. Horton, Inc.................................       335,300       6,328,788
                                                                  -------------

DIVERSIFIED MANUFACTURING (1.0%)
Intermet Corp....................................       386,800       5,318,500
                                                                  -------------

ELECTRICAL EQUIPMENT (0.6%)
Anixter International, Inc.+.....................       184,600       3,045,900
                                                                  -------------

MACHINERY (0.2%)
Sauer, Inc.......................................       106,100         994,688
                                                                  -------------

MANUFACTURING (0.1%)
Rock of Ages Corp.+..............................        49,000         606,375
                                                                  -------------
PACKAGING & CONTAINERS (0.3%)
Ivex Packaging Corp.+............................        70,700       1,378,650
                                                                  -------------

POLLUTION CONTROL (0.4%)
Tetra Technologies, Inc.+........................       178,900       2,258,613
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    45,030,089
                                                                  -------------
TECHNOLOGY (19.3%)
AEROSPACE (1.6%)
L-3 Communications Holdings, Inc.+...............        49,200       2,293,950
Orbital Sciences Corp.+..........................       164,600       6,295,950
                                                                  -------------
                                                                      8,589,900
                                                                  -------------

COMPUTER PERIPHERALS (3.2%)
Bolder Technologies Corp.+.......................        64,600         579,381
HMT Technology Corp.+............................       309,300       3,527,953
Hutchinson Technology, Inc.+.....................        77,000       2,384,594
Maxtor Corp.+....................................       337,000       4,675,875
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER PERIPHERALS (CONTINUED)
Pinnacle Systems, Inc.+..........................        96,000   $   3,222,000
Proxim, Inc.+....................................       120,400       2,739,100
                                                                  -------------
                                                                     17,128,903
                                                                  -------------

COMPUTER SOFTWARE (5.5%)
Aspect Development, Inc.+........................       108,300       3,631,434
Aspen Technologies, Inc.+........................       158,100       2,208,459
BroadVision, Inc.+...............................        96,500       2,572,328
HNC Software, Inc.+..............................        71,900       2,374,947
Legato Systems, Inc.+............................        48,000       2,293,500
Macromedia, Inc.+................................       110,000       3,069,688
MAPICS, Inc.+....................................       194,100       3,712,163
MicroStrategy, Inc.+.............................        81,500       1,828,656
New Era of Networks, Inc.+.......................        17,800       1,316,088
Transaction Systems Architects, Inc., Class A+...        71,400       2,726,588
TSI International Software Ltd.+(i)..............        21,200         781,088
Visio Corp.+.....................................        79,800       2,817,938
                                                                  -------------
                                                                     29,332,877
                                                                  -------------

COMPUTER SYSTEMS (1.1%)
Avid Technology, Inc.+...........................       103,800       2,474,981
Equant NV-NY Registered Shares+(i)...............        21,900       1,235,981
Quickturn Design System, Inc.+...................       129,400       1,443,619
Radiant Systems, Inc.+...........................       100,500         709,781
                                                                  -------------
                                                                      5,864,362
                                                                  -------------

INFORMATION PROCESSING (2.7%)
CNET, Inc.+......................................        28,300       1,493,709
Computer Literacy, Inc.+.........................        12,400         199,175
Condor Technology Solutions, Inc.+...............       185,600       1,809,600
CSG Systems International, Inc.+.................        57,400       3,612,613
Exodus Communications, Inc.+.....................       104,200       3,510,238
Metro Information Services, Inc.+................        80,300       2,102,856
Pegasus Systems, Inc.+...........................        68,600       1,504,913
Visual Networks, Inc.+...........................        15,600         540,150
                                                                  -------------
                                                                     14,773,254
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SEMICONDUCTORS (3.5%)
8 x 8, Inc.+.....................................        51,100   $     148,509
Applied Mircro Circuits Corp.+...................        68,900       2,310,303
ATMI, Inc.+......................................       153,500       2,921,297
Cognex Corp.+....................................        55,800         918,956
Cypress Semiconductor Corp.+.....................       135,800       1,383,463
Exar Corp.+......................................        81,800       1,431,500
Integrated Device Technology, Inc.+..............       241,900       1,428,722
Integrated Silicon Solution, Inc.+...............       119,000         390,469
SDL, Inc.+.......................................       118,900       2,652,956
SIPEX Corp.+.....................................        84,500       2,740,969
Veeco Instruments, Inc.+.........................        70,000       2,563,750
                                                                  -------------
                                                                     18,890,894
                                                                  -------------
TELECOMMUNICATIONS-EQUIPMENT (1.7%)
ANTEC Corp.+.....................................       109,400       2,030,738
Davox Corp.+.....................................        23,400         167,456
Excel Switching Corp.+...........................       144,100       3,755,606
Glenayre Technologies, Inc.+.....................       248,100       1,542,872
PairGain Technologies, Inc.+.....................       115,700       1,175,078
Tekelec+.........................................        32,300         500,650
                                                                  -------------
                                                                      9,172,400
                                                                  -------------
  TOTAL TECHNOLOGY...............................                   103,752,590
                                                                  -------------

TELECOMMUNICATIONS (2.6%)
TELECOMMUNICATION SERVICES (2.6%)
Concentric Network Corp.+........................       200,900       5,713,094
Global Crossing Ltd.+(i).........................        64,400       2,443,175
Premiere Technologies, Inc.+.....................        23,100         114,778
RCN Corp.+.......................................        34,000         584,375
SkyTel Communications, Inc.+.....................       143,200       2,980,350
Teligent, Inc., Class A+.........................        65,400       2,060,100
                                                                  -------------
  TOTAL TELECOMMUNICATIONS.......................                    13,895,872
                                                                  -------------

TRANSPORTATION (1.9%)
RAILROADS (0.2%)
Genesee & Wyoming Inc., Class A+.................        85,600       1,265,275
                                                                  -------------

TRANSPORT & SERVICES (0.4%)
C.H. Robinson Worldwide, Inc.....................        85,600       1,926,000
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TRUCK & FREIGHT CARRIERS (1.3%)
Allied Holdings, Inc.+...........................       142,300   $   2,170,075
American Freightways Corp.+......................        67,900         606,856
Jevic Transportation, Inc.+......................        23,100         176,859
Werner Enterprises, Inc..........................       252,925       4,125,839
                                                                  -------------
                                                                      7,079,629
                                                                  -------------
  TOTAL TRANSPORTATION...........................                    10,270,904
                                                                  -------------

UTILITIES (6.8%)
ELECTRIC (2.2%)
Central Hudson Gas & Electric Corp...............       139,500       5,641,031
Cleco Corporation................................       181,700       6,211,869
                                                                  -------------
                                                                     11,852,900
                                                                  -------------

NATURAL GAS (2.5%)
Atmos Energy Corp................................       183,700       5,625,813
Indiana Energy, Inc..............................             3              75
Public Service Company of North Carolina, Inc....        69,900       1,699,444
Wicor, Inc.......................................       279,000       6,103,125
                                                                  -------------
                                                                     13,428,457
                                                                  -------------

TELEPHONE (1.3%)
Intermedia Communications, Inc.+.................        45,800         791,481
ITC DeltaCom, Inc................................        32,200         509,163
MetroNet Communications Corp., Class B+..........       171,100       4,528,803
NEXTLINK Communications, Inc., Class A+..........        30,200         917,325
                                                                  -------------
                                                                      6,746,772
                                                                  -------------

WATER (0.8%)
American States Water Co.........................        52,800       1,491,600
E'Town Corp......................................        61,500       2,590,688
                                                                  -------------
                                                                      4,082,288
                                                                  -------------
  TOTAL UTILITIES................................                    36,110,417
                                                                  -------------
  TOTAL COMMON STOCKS (COST $498,179,906)........                   509,864,272
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
SHORT-TERM INVESTMENTS (4.9%)
REPURCHASE AGREEMENT (4.9%)
Goldman Sachs Repurchase Agreement 5.10% dated
  11/30/98 due 12/01/98, proceeds $26,509,755
  (collateralized by $24,517,000 U.S. Treasury
  Bond, 6.00% due 02/15/26, valued at
  $27,036,260) (cost $26,506,000)................  $ 26,506,000   $  26,506,000
                                                                  -------------
TOTAL INVESTMENTS (COST $524,685,906) (100.0%).................
                                                                    536,370,272
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)...................
                                                                      3,196,904
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 539,567,176
                                                                  -------------
                                                                  -------------

------------------------------
Note: Based on the cost of investments of $531,800,324 for federal income tax purposes at November 30, 1998, the aggregate gross unrealized appreciation and depreciation was $69,068,338 and $64,498,390, respectively, resulting in net unrealized appreciation of $4,569,948.

+ Non-income producing security.

(i) Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $524,685,906 )          $536,370,272
Cash                                                        389
Receivable for Investments Sold                       4,773,155
Dividends Receivable                                    406,041
Interest Receivable                                       3,755
Prepaid Trustees' Fees                                    2,711
Prepaid Expenses and Other Assets                         1,609
                                                   ------------
    Total Assets                                    541,557,932
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,632,723
Advisory Fee Payable                                    267,953
Custody Fee Payable                                      64,735
Administrative Services Fee Payable                      12,427
Fund Services Fee Payable                                   514
Accrued Expenses                                         12,404
                                                   ------------
    Total Liabilities                                 1,990,756
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $539,567,176
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                  $  3,825,513
Interest Income                                                       592,805
                                                                 ------------
    Investment Income                                               4,418,318
EXPENSES
Advisory Fee                                       $ 1,756,798
Custodian Fees and Expenses                            133,545
Administrative Services Fee                             83,005
Professional Fees and Expenses                          23,921
Fund Services Fee                                        8,099
Administration Fee                                       5,118
Trustees' Fees and Expenses                              4,842
Printing Expenses                                        4,344
Insurance Expense                                        3,454
Miscellaneous                                              101
                                                   -----------
    Total Expenses                                                  2,023,227
                                                                 ------------
NET INVESTMENT INCOME                                               2,395,091
NET REALIZED LOSS ON INVESTMENTS                                  (47,659,676)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     (66,188,699)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $(111,453,284)
                                                                 ------------
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                     NOVEMBER 30,      FOR THE FISCAL
                                                         1998            YEAR ENDED
                                                     (UNAUDITED)        MAY 31, 1998
                                                   ----------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     2,395,091    $      7,007,518
Net Realized Loss on Investments                       (47,659,676)        248,748,288
Net Change in Unrealized Appreciation of
  Investments                                          (66,188,699)        (57,304,380)
                                                   ----------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       (111,453,284)        198,451,426
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          111,312,655         244,010,077
Withdrawals                                           (142,056,673)       (830,979,636)
                                                   ----------------   ----------------
    Net Decrease from Investors' Transactions          (30,744,018)       (586,969,559)
                                                   ----------------   ----------------
    Total Decrease in Net Assets                      (142,197,302)       (388,518,133)
NET ASSETS
Beginning of Period                                    681,764,478       1,070,282,611
                                                   ----------------   ----------------
End of Period                                      $   539,567,176    $    681,764,478
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                       FOR THE PERIOD
                                                                                                       JULY 19, 1993
                                               FOR THE                                                (COMMENCEMENT OF
                                          SIX MONTHS ENDED      FOR THE FISCAL YEAR ENDED MAY 31,       OPERATIONS)
                                          NOVEMBER 30, 1998   --------------------------------------      THROUGH
                                             (UNAUDITED)        1998      1997      1996      1995      MAY 31, 1994
                                          -----------------   --------  --------  --------  --------  ----------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                  0.69%(a)          0.68%     0.68%     0.67%     0.71%       0.72%(a)
  Net Investment Income                         0.82%(a)          0.68%     0.92%     1.33%     1.21%       0.99%(a)
Portfolio Turnover                                27%               96%       98%       93%       75%         97%+

------------------------
(a) Annualized.

+ Portfolio turnover is for the twelve month period ended May 31, 1994, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Capital Appreciation Fund, for the period June 1, 1993 to July 18, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $200,358,103 on that date from The Pierpont Capital Appreciation Fund in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $29,458,073 was included in the contributed securities. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the six months ended November 30, 1998, such fees amounted to $1,756,798.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1998, the fee for these services amounted to $5,118.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1998, the fee for these services amounted to $83,005.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $8,099 for the six months ended November 30, 1998.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1998 were as follows:

             COST OF        PROCEEDS
            PURCHASES      FROM SALES
          -------------   ------------
          $ 103,526,438   $ 77,270,105

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
U.S. SMALL
COMPANY FUND


SEMIANNUAL REPORT
NOVEMBER 30, 1998

RSCFR-9811